Fair Value Measurements (Schedule of Fair Value of Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	$ 936,065	$ 786,517
Liabilities	300,639	183,713
Financial liabilities	(329,809)	(270,357)
At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	33,642
Financial assets, at fair value		30,778
Financial liabilities, at fair value	(894)
At fair value [member] | Fair value hedges [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(894)
At fair value [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value		224
At fair value [member] | Financial liabilities at fair value through profit or loss, category [member] | Fair value hedges [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets		224
At fair value [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	33,642
Financial assets, at fair value		30,778
At fair value [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value	33,642	30,778
Financial liabilities, at fair value	(894)
At fair value [member] | Level 2 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value		224
At fair value [member] | Interest rate swap liability [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value	(894)
At fair value [member] | Interest rate swap liability [Member] | Fair value hedges [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(894)
At fair value [member] | Interest rate swap liability [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value		224
At fair value [member] | Interest rate swap liability [Member] | Financial liabilities at fair value through profit or loss, category [member] | Fair value hedges [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets		224
At fair value [member] | Interest rate swap liability [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value	(894)
At fair value [member] | Interest rate swap liability [Member] | Level 2 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value		224
At fair value [member] | Trade Receivables Concentrate Sales [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	33,642
Financial assets, at fair value		28,132
At fair value [member] | Trade Receivables Concentrate Sales [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	33,642
Financial assets, at fair value		28,132
At fair value [member] | Trade Receivables Concentrate Sales [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value	33,642	28,132
At fair value [member] | Metal forward sales contract [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value		2,646
At fair value [member] | Metal forward sales contract [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value		2,646
At fair value [member] | Metal forward sales contract [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value		2,646
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	85,823
Liabilities	227,171
Financial assets		166,506
Financial assets, at fair value	85,823	166,506
Financial liabilities	(75,561)	(43,225)
Financial liabilities, at fair value		(117,700)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	85,823	166,506
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member] | Financial liabilities at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(227,171)	(117,700)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	153,933
Financial liabilities, at fair value		(75,173)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Trade Payables [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	37,357
Financial liabilities	(37,357)	(24,219)
Financial liabilities, at fair value		(24,219)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Trade Payables [member] | Financial assets at amortised cost, category [member] | Financial liabilities at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(37,357)	(24,219)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Payroll Payable [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	15,801
Financial liabilities	(15,801)	(14,976)
Financial liabilities, at fair value		(14,976)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Payroll Payable [member] | Financial assets at amortised cost, category [member] | Financial liabilities at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(15,801)	(14,976)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Share Units Payable [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	5,075
Financial liabilities, at fair value		(5,173)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Share Units Payable [member] | Financial assets at amortised cost, category [member] | Financial liabilities at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(5,075)	(5,173)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Share Units Payable [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	5,075
Financial liabilities, at fair value		(5,173)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Bank Loan Payable [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	109,430
Financial liabilities, at fair value		(69,302)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Bank Loan Payable [member] | Financial assets at amortised cost, category [member] | Financial liabilities at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(109,430)	(69,302)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Bank Loan Payable [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	110,000
Financial liabilities, at fair value		(70,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Debentures [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value	(37,105)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Debentures [Member] | Financial assets at amortised cost, category [member] | Financial liabilities at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(37,105)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Debentures [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value	(38,858)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other Payables [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	22,403
Financial liabilities	(22,403)	(4,030)
Financial liabilities, at fair value		(4,030)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other Payables [member] | Financial assets at amortised cost, category [member] | Financial liabilities at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(22,403)	(4,030)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Cash and Cash Equivalent [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	83,404
Financial assets		90,503
Financial assets, at fair value	83,404	90,503
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Cash and Cash Equivalent [member] | Financial assets at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	83,404	90,503
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Short term investments [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets		72,824
Financial assets, at fair value		72,824
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Short term investments [Member] | Financial assets at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets		72,824
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other Receivables [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	2,419
Financial assets		3,179
Financial assets, at fair value	2,419	3,179
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other Receivables [member] | Financial assets at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	$ 2,419	$ 3,179